UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08512
Premier VIT (f/k/a PIMCO Advisors VIT)
(Exact name of registrant as specified in charter)
1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)
Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	12/31/05

Date of reporting period:	3/31/05

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Premier VIT (f/k/a PIMCO Advisors VIT)

OpCap Equity Portfolio

Schedule of Investments

March 31, 2005

(unaudited)

Shares		Value*
	COMMON STOCK-97.7%
	Advertising-1.1%
7,350	WPP Group plc**	$416,965

	Automotive-1.4%
9,400	Harley-Davidson, Inc.	542,944

	Banking-4.7%
41,950	Bank of America Corp.	1,849,995

	Building/Construction-4.4%
15,000	Centex Corp.	859,050
15,700	Lennar Corp.	889,876
		1,748,926
	Commercial Services-2.6%
14,750	ChoicePoint Inc.**	591,622
5,250	Moody’s Corp.	424,515
		1,016,137
	Computers-2.7%
18,900	Dell, Inc.	726,138
3,800	International Business Machines Corp.	347,244
		1,073,382
	Consumer Products-1.1%
9,450	Sherwin-Williams Co.	415,705

	Diversified Manufacturing-8.5%
10,800	General Electric Co.	389,448
9,000	Parker Hannifin Corp.	548,280
8,700	Textron, Inc.	649,194
51,200	Tyco International Ltd.	1,730,560
		3,317,482
	Drugs & Medical Products-4.9%
24,400	Boston Scientific Corp.**	875,771
24,400	Sanofi Aventis SA ADR	1,033,096
		1,908,867
	Education-1.0%
5,300	Apollo Group, Inc.	392,518

	Financial Services-9.4%
9,800	American Express Co.	503,426
15,900	Citigroup, Inc.	714,546
19,900	Merrill Lynch & Co., Inc.	1,126,340
3,450	Morgan Stanley & Co.	197,513
19,100	Wells Fargo & Co.	1,142,180
		3,684,005
	Health & Hospitals-4.7%
11,000	Aetna, Inc.	824,450
10,350	Amgen, Inc.**	602,473
3,300	WellPoint, Inc.**	413,655
		1,840,578
	Insurance-6.0%
7,150	Ambac Financial Group, Inc.	534,463
18,450	American International Group, Inc.	1,022,315
26,200	Marsh & McLennan Companies, Inc.	797,004
		2,353,782
	Leisure-1.5%
13,000	Royal Carribbean Cruises Ltd.	580,970

	Manufacturing-2.3%
13,900	Eaton Corp.	909,060

	Metals & Mining-7.3%
30,200	Inco Ltd**	1,201,960
18,850	Nucor Corp.	1,085,006
4,300	Rio Tinto plc	557,925
		2,844,891
	Multi-Media-1.9%
42,500	Time Warner, Inc.**	745,875

	Networking-1.4%
30,000	Cisco Systems, Inc.**	536,700

	Oil & Gas-12.1%
12,800	BP plc	798,720
21,250	ChevronTexaco Corp.	1,239,088
19,000	ConocoPhillips	2,048,960
7,600	Nabors Industries, Ltd**	449,464
6,000	XTO Energy, Inc.	197,040
		4,733,272
	Retail-11.6%
22,100	Kohl’s Corp**	1,141,023
7,500	Sears Holdings Corp.	998,775
28,900	Sears, Roebuck & Co.	1,746,716
12,800	Wal-Mart Stores, Inc.	641,408
		4,527,922
	Semi-conductors-3.1%
23,700	Applied Materials, Inc.**	385,125
32,700	Texas Instruments, Inc.	833,523
		1,218,648
	Software-1.0%
27,400	Cadence Design Systems, Inc.	409,630

	Telecommunications-3.0%
7,000	Alltel Corp.	383,950
103,900	Nokia Corp. ADR	803,903
		1,187,853

	Total Common Stock (cost-$34,322,847)	38,256,107

Principal
Amount
	SHORT-TERM INVESTMENTS-2.5%
	U.S. GOVERNMENT AGENCY DISCOUNT NOTES-2.5%
$990,000	Federal Home Loan Bank Discount Notes, 2.40%, 4/1/05 (cost-$990,000)		990,000

	Total Investments (cost-$35,312,847)	100.2%	39,246,107
	Liabilities in excess of other assets	(0.2)	(74,469)
	Net Assets	100.0%	$39,171,638

*                 Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity if their original term to maturity exceeded 60 days. Portfolio securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

**          Non-income producing security.

ADR - American Depositary Receipt

Premier VIT (f/k/a PIMCO Advisors VIT)

OpCap Small Cap Portfolio

Schedule of Investments

March 31, 2005

(unaudited)

Shares		Value*
	COMMON STOCK-97.9%
	Automotive-4.5%
186,000	Keystone Automotive Industries, Inc.**	$4,307,760
186,500	LKQ Corp. **	3,743,055
116,100	Midas Inc. **	2,650,563
		10,701,378
	Banking-7.4%
161,400	First State Bancorporation	2,739,765
114,000	Hancock Holding Co.	3,705,000
99,466	Pacific Capital Bancorp.	2,962,097
109,100	Prosperity Bancshares, Inc.	2,890,059
89,600	Signature Bank **	2,375,296
105,150	Texas Regional Bancshares, Inc.	3,166,067
		17,838,284
	Building/Construction-7.7%
439,000	Astec Industries, Inc. **	9,679,950
178,100	Dycom Industries, Inc. **	4,094,519
89,600	ElkCorp	2,538,360
85,300	Granite Construction, Inc.	2,240,831
		18,553,660
	Business Services-1.6%
41,600	Certegy, Inc.	1,440,192
136,200	Wright Express Corp.	2,329,020
		3,769,212
	Chemicals-2.0%
122,100	Hercules, Inc.**	1,769,229
110,600	NuCo2 Inc.**	2,908,780
		4,678,009
	Commercial Services-1.4%
171,000	SOURCECORP, Inc.**	3,443,940

	Computer Services-5.7%
481,500	Digitas, Inc. **	4,863,150
657,000	E. piphany, Inc.**	2,332,350
193,200	RadiSys Corp.**	2,735,712
506,800	Tier Technologies, Inc.**	3,735,116
		13,666,328
	Computer Software-2.0%
278,600	Renaissance Learning, Inc.	4,769,632

	Drugs & Medical Products-8.2%
446,000	Abaxis, Inc. **	3,947,100
100,600	Intermagnetics General Corp.**	2,448,604
57,600	Martek Biosciences Corp.**	3,351,744
216,300	Nastech Pharmaceutical Co., Inc. **	2,137,044
522,000	NeoPharm, Inc. **	4,055,940
661,800	Third Wave Technologies **	3,811,968
		19,752,400
	Education-1.8%
110,000	School Specialty, Inc. **	4,307,600

	Electrical Engineering-1.2%
60,400	EMCOR Group, Inc. **	2,827,928

	Electronics-1.6%
379,000	TTM Technologies, Inc. **	3,964,340

	Energy-1.1%
99,200	MDU Resources Group, Inc.	2,739,904

	Financial Services-6.2%
70,200	Affiliated Managers Group, Inc. **	4,354,506
298,000	BISYS Group, Inc.**	4,672,640
133,500	CapitalSource, Inc. **	3,070,500
78,800	Piper Jaffray Companies, Inc.**	2,883,292
		14,980,938
	Food Services-1.5%
132,000	Performance Food Group Co. **	3,653,760

	Health & Hospitals-3.9%
41,700	Chemed Corp.	3,189,216
327,500	eResearch Technology, Inc. **	3,857,950
197,600	Northfield Laboratories, Inc. **	2,223,000
		9,270,166
	Insurance-3.5%
45,000	Delphi Financial Group, Inc.	1,935,000
218,900	Tower Group, Inc	2,920,126
67,800	Triad Guaranty Inc. **	3,566,958
		8,422,084
	Leasing-2.7%
161,350	Mobile Mini, Inc. **	6,520,154

	Manufacturing-4.1%
92,200	Actuant Corp.**	4,141,624
201,000	Blount International, Inc. **	3,412,980
36,400	Roper Industries, Inc.	2,384,200
		9,938,804
	Office Equipment-0.7%
255,900	Interface, Inc. **	1,745,238

	Oil & Gas-4.7%
99,800	FMC Technologies, Inc.**	3,311,364
141,500	Range Resources Corp.	3,305,440
125,700	Universal Compression Holdings, Inc.**	4,760,259
		11,377,063
	Real Estate Investment Trusts-5.6%
72,100	Capital Automotive	2,387,952
146,800	Feldman Mall Properties, Inc.	1,777,748
46,900	Lexington Corporate Properties Trust	1,028,986
189,600	MHI Hospitality Corp.	1,725,360
87,800	Nationwide Health Properties, Inc. **	1,774,438
95,300	Newcastle Investment Corp.	2,820,880
173,500	Spirit Finance Corp.	1,884,210
		13,399,574

	Retail-5.6%
243,000	Cache, Inc.**	3,292,650
143,600	Pacific Sunwear of California, Inc.**	4,017,928
288,500	West Marine, Inc. **	6,133,510
		13,444,088
	Semi-conductors-3.6%
159,300	Brooks Automation, Inc. **	2,418,174
212,200	Fairchild Semiconductor Int’l, Inc. **	3,253,026
381,800	Mattson Technology, Inc. **	3,031,492
		8,702,692
	Technology-2.1%
599,000	Parametric Technology, Corp. **	3,348,410
34,104	ScanSource, Inc.**	1,767,610
		5,116,020
	Telecommunications-2.5%
228,300	CommScope, Inc. **	3,415,368
55,700	EMS Technologies, Inc.**	757,520
88,900	Iowa Telecommunications Services, Inc.	1,733,550
		5,906,438
	Trucking & Shipping-4.4%
201,300	SCS Transportation, Inc.**	3,742,167
108,000	Universal Truckload Services Inc. **	2,278,800
189,200	Wabash National Corp.	4,616,480
		10,637,447

	Water & Sewer-0.6%
138,600	Southwest Water Co.	1,445,598

	Total Common Stock (cost-$216,992,912)	235,572,679

Principal Amount (000)
	U.S. GOVERNMENT AGENCY DISCOUNT NOTES-2.7%
$6,495	Federal Home Loan Bank, 2.40%, 4/1/05 (cost-$6,495,000)		6,495,000

	Total Investments (cost-$223,487,912)	100.6%	242,067,679
	Liabilities in excess of other assets	(0.6)	(1,439,378)
	Net Assets	100.0%	$240,628,301

*                 Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.  Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  Portfolio securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees.  The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold.  The Portfolio’s net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

**          Non-income producing security.

Premier VIT (f/k/a PIMCO Advisors VIT)

OpCap Global Equity Portfolio

Schedule of Investments

March 31, 2005

(unaudited)

Shares		Value*
	COMMON STOCK-99.2%
	AUSTRIA-2.2%
	Building/Construction-1.1%
6,500	Wienerberger AG	$295,970

	Metals & Mining- 1.1%
2,000	Bohler-Uddeholm AG	272,827
	Total Austria	568,797

	BERMUDA-3.5%
	Diversified Manufacturing-2.4%
18,800	Tyco International Ltd.	635,440

	Insurance-1.1%
4,000	XL Capital Ltd.	289,480
	Total Bermuda	924,920

	BRAZIL-1.3%
	Oil & Gas-1.3%
7,900	Petroleo Brasileiro SA	349,022

	CANADA-2.8%
	Metals & Mining-1.9%
13,200	Inco Ltd.	517,400

	Oil & Gas-0.9%
4,000	Petro-Canada	232,299

	Total Canada	749,699

	FINLAND-0.5%
	Telecommunications-0.5%
8,100	Nokia Oyj ADR	124,983

	FRANCE-8.3%
	Banking-2.5%
4,100	BNP Paribas SA	290,881
13,000	Credit Agricole SA	353,752
		644,633
	Food & Beverage-0.4%
700	Pernod-Ricard	97,769

	Insurance-1.5%
15,100	AXA SA	402,562

	Multi-Media-1.5%
13,200	Vivendi Universal SA	404,268

	Oil & Gas-2.4%
2,700	Total SA	632,301

	Total France	2,181,533

	GERMANY-7.7%
	Banking-2.9%
6,400	Aareal Bank AG	225,738
6,200	Deutsche Bank AG	534,836
		760,574
	Drugs & Medical Products-1.1%
3,900	Merck	278,277

	Electronics-1.5%
5,200	Siemens AG	411,940

	Multi-Media-0.8%
11,600	ProSiebenSat.1 Media AG	217,501

	Telecommunications-0.9%
11,300	Deutsche Telekom AG	225,518

	Utilities-0.5%
2,400	RWE AG	145,226

	Total Germany	2,039,036

	HONG KONG-0.6%
	Banking-0.6%
57,000	Bank of East Asia Ltd	163,836

	ITALY-1.1%
	Banking-1.0%
14,000	Banco Populare di Verona Novara e Novara Scrl	261,473

	Building/Construction-0.1%
1,400	Buzzi Unicem SpA	16,432

	Total Italy	277,905

	JAPAN-9.4%
	Automotive-1.4%
10,000	Toyota Motor Corp.	370,689

	Banking-3.9%
34,900	Joyo Bank, Ltd.	187,480
54,700	Shinsei Bank, Ltd.	310,563
52,000	Shizuoka Bank, Ltd.	523,624
		1,021,667

	Drugs & Medical Products-1.8%
4,200	Takeda Pharmaceutical Co., Ltd.	199,696
8,500	Yamanouchi Pharmaceutical Co., Ltd.**	286,860
		486,556
	Electronics-1.8%
281	NTT Docomo Inc.	469,521

	Retail-0.5%
8,000	Aeon Co., Ltd.	134,758

	Total Japan	2,483,191

	LIBERIA-1.6%
	Leisure-1.6%
9,600	Royal Caribbean Cruises Ltd.	429,024

	LUXEMBOURG-1.8%
	Metals & Mining- 1.8%
20,500	Arcelor SA	468,256

	MEXICO-1.1%
	Building/Construction-1.1%
39,600	Cemex SA de C.V.	287,459

	NETHERLANDS-2.6%
	Banking-1.1%
9,800	The Fortis Group	279,891

	Insurance - 1.5%
29,300	Aegon N.V.	395,112

	Total Netherlands	675,003

	NEW ZEALAND-1.1%
	Manufacturing-1.1%
63,000	Fletcher Building Ltd.	298,047

	SINGAPORE-0.9%
	Electronics-0.9%
19,300	Flextronics International Ltd.**	232,372

	SWEDEN-2.2%
	Manufacturing-2.2%
12,300	AB SKF	575,334

	SWITZERLAND-4.4%
	Drugs & Medical Products-0.6%
1,500	Actelion Ltd. **	151,819

	Financial Services-1.2%
7,200	Credit Suisse Group.**	308,144

	Retail-2.6%
25,100	Swatch Group AG **	700,469

	Total Switzerland	1,160,432

	UNITED KINGDOM-6.3%
	Food & Beverage-2.1%
14,200	Cadbury Schweppes plc	142,365
29,000	Diageo plc	408,903
		551,268
	Metals & Mining-1.0%
8,500	Rio Tinto plc	274,612

	Retail-1.8%
77,000	Tesco plc	460,231

	Telecommunications-1.4%
137,000	Vodafone Group plc	363,600

	Total United Kingdom	1,649,711

	UNITED STATES-39.8%
	Business Services-1.0%
6,800	ChoicePoint Inc.**	272,748

	Consumer Products-1.4%
8,800	Avon Products, Inc.	377,872

	Diversified Manufacturing-1.6%
3,900	Honeywell International, Inc.	145,119
4,400	Parker Hannifin Corp.	268,048
		413,167
	Drugs & Medical Products-3.4%
13,100	Boston Scientific Corp. **	383,699
19,700	Pfizer, Inc.	517,519
		901,218
	Financial Services-7.2%
4,900	American Express Co.	251,713
10,700	Citigroup, Inc.	480,858
10,000	Countrywide Financial Corp.	324,600
5,500	H&R Block Inc.	278,190
6,500	Morgan Stanley & Co.	372,125
3,100	Wells Fargo & Co.	185,380
		1,892,866
	Food & Beverage-0.8%
5,000	Coca-Cola Co.	208,350

	Health & Hospitals-1.5%
6,500	Amgen Inc.**	378,365

	Insurance-4.3%
3,100	Ambac Financial Group Inc.	231,725
8,700	American International Group Inc.	482,067

4,400	Hartfold Financial Services Group, Inc.		301,664
7,400	UnumProvident Corp.		125,948
			1,141,404
	Manufacturing-0.6%
2,500	Eaton Corp.		163,500

	Media/Broadcasting-1.6%
29,400	DIRECTV Group, Inc.**		423,948

	Oil & Gas-6.2%
6,800	ConocoPhillips		733,312
9,300	Exxon Mobil Corp.		554,280
5,800	Nabors Industries Ltd.**		343,012
			1,630,604
	Paper Products-1.4%
9,600	International Paper Co.		353,184

	Printing/Publishing-0.4%
3,200	Tribune Co.		127,584

	Retail-6.1%
4,400	Kohl’s Corp.**		227,172
20,100	Tiffany & Co.		693,852
13,600	Wal-Mart Stores, Inc.		681,496
			1,602,520
	Semi-conductors-2.3%
26,400	Intel Corp.		613,272

	Total United States		10,500,602

	Total Common Stock (cost-$24,184,075)		26,139,162

	Total Investments (cost-$24,140,635)	99.2%	26,139,162
	Other Assets less Liabilities	0.8	218,050
	Net Assets	100.0%	$26,357,212

*      Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security, may be fair valued as determined in good faith and pursuant to guidelines established by the Board of Trustees. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term investments, maturing in sixty days or less are valued at amortized cost if their original maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange (“NYSE”).

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Portfolio’s NAV is calculated. With respect to certain foreign securities, the Portfolio may fair value securities using modeling tools provided by third-party vendors. Effective August 9, 2004, the Portfolio retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolio for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.

**   Non-income producing security

Premier VIT (f/k/a PIMCO Advisors VIT)

OpCap Managed Portfolio

Schedule of Investments

March 31, 2005
(unaudited)

Shares		Value*
	COMMON STOCK-70.3%
	Advertising-2.0%
130,800	WPP Group plc ADR	$7,420,284
	Automotive-1.5%
94,300	Harley-Davidson, Inc.	5,446,768
	Banking-2.2%
177,000	Bank of America Corp.	7,805,700
	Building/Construction-3.8%
100,500	Centex Corp.	5,755,635
140,400	Lennar Corp.	7,957,872
		13,713,507
	Business Services-1.1%
98,700	ChoicePoint, Inc.(a)	3,958,857
	Computers-0.7%
28,150	International Business Machines Corp.	2,572,347
	Consumer Products-0.8%
63,900	Sherwin-Williams Co.	2,810,961
	Diversified Manufacturing-6.0%
61,300	Parker Hannifin Corp.,	3,734,396
67,050	Textron, Inc.	5,003,271
381,100	Tyco International Ltd.	12,881,180
		21,618,847
	Drugs & Medical Products-4.6%
203,300	Boston Scientific Corp.(a)	5,954,657
252,500	Sanofi-Aventis SA ADR	10,690,850
		16,645,507
	Education-0.7%
34,900	Apollo Group, Inc.(a)	2,584,694
	Financial Services-6.1%
108,500	Citigroup, Inc.	4,875,990
160,200	Merrill Lynch & Co., Inc.	9,067,320
138,600	Wells Fargo & Co.	8,288,280
		22,231,590

	Healthcare-3.7%
66,200	Aetna, Inc.	4,961,690
110,200	Amgen, Inc.(a)	6,414,742
16,400	WellPoint, Inc.(a)	2,055,740
		13,432,172
	Insurance-5.0%
48,800	Ambac Financial Group, Inc.	3,647,800
166,000	American International Group, Inc.	9,198,060
174,100	Marsh & McLennan Companies, Inc.	5,296,122
		18,141,982
	Leisure-1.1%
85,750	Royal Caribbean Cruises Ltd.	3,832,167
	Manufacturing-2.4%
135,000	Eaton Corp.	8,829,000
	Metals & Mining-5.3%
158,500	Inco Ltd.	6,308,300
160,500	Nucor Corp.	9,238,380
28,600	Rio Tinto plc	3,710,850
		19,257,530
	Multi-Media-1.5%
300,500	Time Warner Inc.(a)	5,273,775
	Networking-1.1%
214,800	Cisco Systems, Inc.(a)	3,842,772
	Oil & Gas-7.4%
130,200	BP plc	8,124,480
91,100	ChevronTexaco Corp.	5,312,041
85,600	ConocoPhillips	9,231,104
52,600	Nabors Industries, Ltd.(a)	3,110,764
37,333	XTO Energy, Inc.	1,226,027
		27,004,416
	Retail-7.5%
153,300	Kohl’s Corp.(a)	7,914,879
52,550	Sears Holdings Corp.(a)	6,998,084
128,400	Sears, Roebuck and Co.	7,760,496
90,000	Target Corp.	4,501,800
		27,175,259

	Semi-conductors-3.5%
246,200	Applied Materials, Inc.	$4,000,750
339,200	Texas Instruments Inc.	8,646,208
		12,646,958
	Software-0.9%
229,200	Cadence Design Systems, Inc.(a)	3,426,540
	Telecommunications-1.4%
332,500	Nokia Corp. ADR	5,130,475

	Total Common Stock (cost-$223,332,113)	254,802,108

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)
	CORPORATE BONDS & NOTES-1.4%
	Airlines-0.2%
$1,861	United Air Lines, Inc., 8.03%, 7/1/11(e)	NR/NR	439,435
495	United Air Trust, 11.56%, 5/27/06(a)(c)(d)(e)	NR/NR	99,006
			538,441
	Automotive-0.2%
700	DaimlerChrysler Holdings Co., 3.15%, 5/17/05, FRN	A3/BBB	700,159
	Banking-0.1%
¥50,000	Landwirtsch Rentenbank, 0.65%, 9/30/08	Aaa/AAA	472,674
	Financing-0.7%
1,400	Ford Motor Credit Corp., 3.75%-4.00%, 5/16/05-6/21/05, FRN(b)	A3/BBB-	1,392,872
1,000	HSBC Capital Funding Corp., 9.55%, 6/30/10, VRN(b)(f)	A1/A-	1,206,249
			2,599,121
	Oil & Gas-0.2%
200	El Paso Energy Corp., 8.05%, 10/15/30(b)	Caa1/NR	191,000
600	Sonat, Inc., 7.625%, 7/15/11(b)	Caa1/CCC+	592,500
			783,500
	Telecommunications-0.0%
50	U.S. West Communications, Inc., 7.50%, 6/15/23(b)	Ba3/BB-	46,250
	Total Corporate Bonds and Notes (cost-$6,196,588)		5,140,145
	MORTGAGE-RELATED SECURITIES (b) -1.5%
95	CS First Boston Mortgage Securities Corp., 6.12%, 4/1/05, FRN	Aaa/AAA	95,366
140	Prime Mortgage Trust, 3.25%, 4/25/05, FRN	NR/AAA	140,181
5,200	Small Business Administration Co. Pass-Thru Certificates, 4.62%-4.95%, 12/1/24-3/1/25	NR/NR	5,109,753
	Total Mortgage-Related Securities (cost-$5,436,312)		5,345,300
	MUNICIPAL BONDS & NOTES (b)-1.1%
	Texas-0.1%
400	Lower Colorado River Auth. Texas Rev., 5.00%, 5/15/33 (AMBAC) (cost-$408,817)	Aaa/AAA	408,004

Shares
PREFERRED STOCK-0.2%
Banking-0.2%
68	DG Funding Trust, 4.225%, (cost-$716,526)(c)(d)(f)	Aaa/AAA	$727,600

Principal
Amount
(000)
	SOVEREIGN DEBT OBLIGATIONS (b)-2.2%
$151	Canadian Government, 3.00%-5.75%, 6/1/33-12/1/36	Aaa/NR	147,260
1,721	Federal Republic of Brazil, 8.00%-11.00%, 1/11/12-8/17/40	B1/BB-	1,819,706
100	Federal Republic of Germany, 5.625%, 1/4/28	Aaa/AAA	158,450
1,300	Government of France, 4.00%-5.75%, 4/25/29-4/25/55	Aaa/AAA	2,007,355
950	Government of Spain, 4/20%-5.75%, 7/30/32-1/31/37	Aaa/AAA	1,294,817
100	Republic of Panama, 8.25%, 4/22/08	Ba1/BB	106,500
100	Republic of Peru, 9.125%, 2/21/12	Ba3/BB	112,500
900	Russian Federation, 5.00%, 3/31/30	Baa3/BBB-	924,480
1,100	United Mexican States, 8.375%, 1/14/11	Baa1/BBB	1,251,800
	Total Sovereign Debt Obligations (cost-$7,581,271)		7,822,868
	U.S. GOVERNMENT AGENCY SECURITIES-18.8%
2,374	Fannie Mae, 2.925%-4.253%, 4/1/05, FRN(b)	Aaa/AAA	2,420,722
22,000	5.00%-5.50%, 4/1/16-4/1/34(g)	Aaa/AAA	22,025,312
23,513	4.50%-6.50%, 6/1/16-3/31/35(b)	Aaa/AAA	23,560,868
79	Freddie Mac, 3.26%-7.82%, 4/1/05-4/15/05, FRN(b)	Aaa/AAA	79,628
725	5.00%-6.00%, 3/1/16-9/15/32(b)	Aaa/AAA	738,869
2,304	Government National Mortgage Association, 2.75%-4.125%, 4/1/05-4/20/05, FRN(b)	Aaa/AAA	2,329,721
1,000	6.00%, 1/31/34 (g)	Aaa/AAA	1,025,469
16,247	Small Business Administration Co., 4.52%-7.45%, 8/1/10-9/1/24 (b)		16,126,172

	Total U.S. Government Agency Securities (cost $68,851,449)		68,306,761
4,188	U.S. TREASURY BONDS & NOTES (b)-1.2% 0.875%-3.875%, 1/15/09-7/15/14	Aaa/AAA	4,277,977
	Total U.S. Treasury Bonds & Notes (cost-$4,289,850)

	SHORT-TERM INVESTMENTS (b)-8.9%
	U.S. GOVERNMENT AGENCY -0.0%
6	Fannie Mae, 6.50%, 9/1/05 (cost-$5,914)	Aaa/AAA	5,876

	COMMERCIAL PAPER -0.1%
	Financial Services-0.1%
$300	General Motors Acceptance Corp., 2.49%-2.54%, 4/5/05	P-2/A-3	$299,916
	Financing-0.0%
100	Ford Motor Credit Corp., 2.52%, 4/7/05	P-2/A-3	99,958
	Total Commercial Paper (cost-$399,874)		399,874
	CORPORATE NOTES (b)- 6.7%
	Banking-0.5%
1,000	Unicredito Italiano NY., 2.91%, 6/8/05, FRN	Aa2/AA-	1,000,318
1,000	Wells Fargo & Co., 3.11%, 6/23/05, FRN	Aa1/AA-	1,000,511
			2,000,829
	Financing-3.9%
1,000	American Express Credit, 2.90%, 4/15/05, FRN	Aa3/A+	1,001,317
1,100	American General Finance, 2.95%-2.66%, 4/5/05-5/16/05, FRN	A1/A+	1,101,492
1,000	Bear Stearns Co. Inc., 2.82%, 4/18/05, FRN	A1/A	1,001,147
1,000	Caterpillar Financial Services Corp., 2.96%, 5/26/05, FRN	A2/A	1,000,859
2,000	CIT Group Inc., 2.85%-2.99%, 5/16/05-5/18/05, FRN	A2/A	2,000,980
1,000	Citigroup Global Markets 3.09%, 6/16/05, FRN	Aa1/AA-	999,914
1,000	Countrywide Home Loan, 2.81%, 4/29/05, FRN	A3e/A	999,625
200	Ford Motor Credit Corp., 7.60%, 8/1/05	A3/BBB-	202,089
400	General Motors Acceptance Corp., 3.92%, 4/20/05, FRN	Baa2/BBB-	399,086
200	7.50%, 7/15/05	Baa2/BBB-	201,604
1,100	Goldman Sachs Group Inc., 3.19%, 6/30/05, FRN	Aa3/A+	1,101,041
1,000	John Deere Capital Corp., 2.95%, 5/24/05, FRN	A3/A-	1,000,359
1,000	Merrill Lynch & Co., 3.20%, 6/22/05, FRN	Aa3/A+	1,002,100
1,100	Morgan Stanley, 2.76%, 4/12/05, FRN	Aa3/A+	1,102,001
1,100	SLM Corp., 2.82%, 4/25/05, FRN	A2/A	1,101,534
			14,215,148
	Oil & Gas-0.3%
1,000	Halliburton Co., 4.16%, 4/17/05, FRN	Baa2/BBB	1,007,130
	Retail-0.3%
1,000	Safeway Inc., 3.21%, 5/1/05, FRN	Baa2/BBB	1,001,016
	Sovereign-0.0%
13,000	Republic of Italy, 3.75%, 6/8/05	Aa2/AA-	122,047
	Special Purpose Entity-0.3%
1,000	Pricoa Global Funding 2.90%, 4/25/05, FRN(d)	Aa3/AA-	999,905
	Telecommunications-0.8%
2,000	Qwest Corp., 6.625%, 9/15/05	Ba3/BB-	2,010,000
1,100	Verizon Wireless Capital, 2.93%, 5/23/05, FRN	A3/NR	1,099,847
			3,109,847
	Transportation-0.3%
1,000	CSX Corp., 3.05%, 5/3/05, FRN	Baa2/BBB	1,001,734
	Utilities-0.3%
1,000	Southern California Edison Co., 2.93%, 4/13/05, FRN	A3/BBB+	1,001,696

	Total Corporate Notes(cost-$24,485,648)		24,459,352

	U.S. TREASURY BILLS-2.1%
$7,550	2.56%-2.98%, 6/2/05-9/1/05 (cost-$7,499,935)	Aaa/AAA	7,499,935
	Total Short-Term Investments (cost-$32,391,371)		32,365,037
	Total Investments (cost-$349,204,297)	104.6%	379,195,800
	Liabilities in excess of other assets	(4.6)	(16,688,296)
	Net Assets	100.0%	$362,507,504

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.  Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  Debt securities are valued daily by an independent pricing service.  Prices obtained by an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity if their original term to maturity exceeded 60 days.  Portfolio securities and other financial investments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees.  The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold.  The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a)	Non-income producing security.
(b)	All or partial amount segregated as collateral for when-issued or delayed-delivery securities.
(c)	Fair-valued security.
(d)	Security deemed illiquid.
(e)	Security in default.
(f)

144A Security- security exempt from registration under 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional investors.

(g)	When-Issued or delayed-delay security. To be delivered/settled after March 31, 2005 .

ADR	-	American Depositary Receipt.
AMBAC	-	insured by American Municipal Bond Assurance Corp
	€-	Euro dollar
FRN	-	Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on March 31, 2005.
FSA	-	insured by Financial Security Assurance, Inc.
NR	-	Not Rated
VRN	-	Variable Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on March 31, 2005.
	¥-	Japanese Yen

(a) Forward foreign currency contracts outstanding at March 31, 2005:

			Unrealized
	U.S.$ Value on	U.S.$ Value on	Appreciation
	Origination Date	March 31, 2005	(Depreciation)
Purchased:
4,099,000 Eurodollars, settling 4/25/05	$5,407,598	$5,318,136	$(89,462)
Sold:
177,000 Canadian Dollars, settling 4/28/05	146,932	146,353	579
6,838,000 Eurodollars, settling 4/18/05	9,153,531	8,870,487	283,044
			$194,161

(b) Interest rate swap contracts outstanding at March 31, 2005:

	Notional		Payments	Payments	Unrealized
Swap	Amount	Termination	made by	Received	Appreciation
Counterparty	(000)	Date	Portfolio	by Portfolio	(Depreciation)
Bank of America	$100	12/16/2014	3 Month LIBOR	6.00%	$(51)
Barclay’s Bank plc	200	6/15/2007	3 Month LIBOR	4.00%	(2,081)
Goldman Sachs	7,600	6/15/2015	3 Month LIBOR	5.00%	(96,519)
JP Morgan Chase	400	6/18/2014	6 Month LIBOR	6.00%	42,356
Merrill Lynch	100	6/18/2034	6 Month LIBOR	6.00%	7,292
Morgan Stanley	100	6/15/2005	3 Month LIBOR	4.00%	1,511
					$(47,492)

(c) Credit default swap contracts outstanding at March 31, 2005:

	Notional
Swap	Amount		Fixed
Counterparty/	Payable on		Payments
Referenced Debt	Default	Termination	Received	Unrealized
Obligation	(000)	Date	by Portfolio	Appreciation
JP Morgan
Russian Federation 5.00%, 3/31/30	$100	8/4/2005	0.98%	$157

€ - Euro dollar

LIBOR - London Interbank Offered Rate

Premier VIT (f/k/a PIMCO Advisors VIT)

OpCap U.S. Government Income Portfolio

Schedule of Investments

March 31, 2005

(unaudited)

Principal
Amount
(000)			Value*
	U.S. GOVERNMENT AGENCIES-46.8%
$200	Federal Farm Credit Bank Corp., 2.125%, 8/15/05		$199,328
400	Federal Home Loan Bank, 2.25%, 5/15/06		393,289
900	Tennessee Valley Authority, 5.375%, 11/13/08		933,446
	Total U.S. Government Agencies (cost-$1,497,615)		1,526,063
	U.S. TREASURY NOTES-34.4%
450	2.625%, 5/15/08-3/15/09		429,000
150	3.00%, 11/15/07		146,742
200	5.75%, 8/15/10		214,625
300	6.50%, 2/15/10		330,340
	Total U.S. Treasury Notes (cost-$1,120,595)		1,120,707

	MORTGAGE-RELATED SECURITIES-13.6%
173	Fannie Mae, 5.00%-9.50%, 12/1/06-12/1/19		174,048
175	Freddie Mac, 5.875%, 3/21/11		184,040
80	Government National Mortgage Association, 6.50%, 3/15/32		83,475
	Total Mortgage-Related Securities (cost-$432,547)		441,563
	Total Investments (cost-$3,050,757)	94.8%	3,088,333
	Other assets less liabilities	5.2	169,244
	Net Assets	100.0%	$3,257,577

*      Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Debt securities are valued daily by an independent pricing service. Prices obtained from independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in sixty days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 6lst day prior to maturity, if their original term to maturity exceeded 60 days. Portfolio securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The ability of issues of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 pm. Eastern time) on the New York Stock Exchange.

Premier VIT (f/k/a PIMCO Advisors VIT)

OpCap Mid Cap Portfolio

Schedule of Investments

March 31, 2005

(unaudited)

Shares		Value*
	COMMON STOCK-97.2%
	Advertising-5.3%
6,600	Lamar Advertising Co.**	$265,914
4,200	WPP Group plc ADR	238,266
		504,180
	Aerospace-4.9%
6,500	Alliant Techsystems, Inc. **	464,425
	Banking-2.8%
1,300	M&T Bank Corp.	132,678
2,000	Zions Bancorp.	138,040
		270,718
	Building/Construction-0.6%
2,600	Dycom Industries, Inc.**	59,774
	Business Services-3.8%
4,200	Dun & Bradstreet Corp. **	258,090
5,400	MoneyGram International, Inc.	102,006
		360,096
	Commercial Services-1.8%
6,700	ARAMARK Corp.	176,076
	Containers-1.3%
8,300	Smurfit-Stone Container Corp. **	128,401
	Drugs & Medical Products-12.2%
4,500	Barr Pharmaceuticals Inc. **	219,735
2,700	Beckman Coulter, Inc.	179,415
3,600	Convance Inc.**	171,396
1,400	Invitrogen Corp. **	96,880
4,400	Millipore Corp.**	190,960
5,200	Shire Pharmaceuticals Group plc	178,256
2,800	United Therapeutics Corp. **	127,946
		1,164,588
	Electronics-8.1%
5,700	Amphenol Corp.	211,128
10,900	Arrow Electronics, Inc.**	276,315
4,300	Gentex Corp.	137,170
5,100	Jabil Circuit, Inc.**	145,452
		770,065
	Financial Services-2.1%
3,300	MGIC Investment Corp.	203,511
	Food Services-2.4%
5,300	Ruby Tuesday, Inc.	128,737
2,000	Yum! Brands, Inc.	103,620
		232,357

	Healthcare & Hospitals-5.2%
4,100	Community Health Systems, Inc. **	143,131
3,400	DaVita, Inc. **	142,290
4,400	Laboratory Corp. of America Holdings **	212,080
		497,501
	Insurance-1.4%
4,500	Platinum Underwriters Holdings, Ltd.	133,650
	Internet Software & Services-1.9%
11,300	Digitas Inc. **	114,130
5,300	eResearch Technology, Inc.**	62,434
		176,564
	Machinery/Engineering-5.8%
6,200	AMETEK, Inc.	249,550
6,500	National-Oilwell, Inc.**	303,550
		553,100
	Manufacturing-4.6%
5,300	Actuant Corp.**	238,076
3,100	Eaton Corp.	202,740
		440,816
	Measuring Instruments-1.9%
7,000	Thermo Electron Corp.**	177,030
	Medical Research-1.0%
2,016	Charles River Laboratories International, Inc. **	94,833
	Metals & Mining-2.5%
6,000	Inco Ltd.**	238,800
	Oil & Gas-6.0%
1,550	Anadarko Petroleum Corp.	117,955
12,000	Delta Petroleum Corp. **	174,480
4,400	FMC Technologies, Inc. **	145,992
2,300	Nabors Industries, Ltd. **	136,022
		574,449
	Retail-4.0%
6,700	Claire’s Stores, Inc.	154,368
10,300	Dollar General Corp.	225,673
		380,041
	Semi-conductors-0.9%
10,400	Mattson Technology, Inc. **	82,576
	Telecommunications-4.1%
6,700	CommScope, Inc. **	100,232
4,200	Iowa Telecommunications Services Inc.	81,900
8,000	Valor Communications Group, Inc.	115,760
2,500	Western Wireless Corp. **	94,900
		392,792

	Transportation-4.5%
3,300	Canadian National Railway Co.		208,923
9,200	Pacer International, Inc.**		219,788
			428,711
	Trucking & Shipping-6.4%
4,600	Oshkosh Truck Corp.		377,154
9,700	Wabash National Corp. **		236,680
			613,834
	Utilities-1.7%
4,100	Cinergy Corp.		166,132
	Total Common Stock (cost-$7,369,992)		9,285,020
	Total Investments (cost-$7,369,992)	97.2%	9,285,020
	Other assets less liabilities	2.8	271,256
	Net Assets	100.0%	$9,556,276

*      Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity if their original term to maturity exceeded 60 days. Portfolio securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

**   Non-income producing security.

ADR - American Depositary Receipt

Premier VIT (f/k/a PIMCO Advisors VIT)

PEA Science & Technology Portfolio

Schedule of Investments

March 31, 2005

(unaudited)

Shares			Value*
	COMMON STOCK-107.0%
	Computers-6.8%
4,800	Dell, Inc. **		$184,416
3,300	International Business Machines Inc.		301,554
			485,970
	Computer Services-3.9%
6,000	Cognizant Technology Solutions Corp.**		277,200

	Drugs & Medical Products-11.5%
4,900	Amgen Inc. **		285,229
4,600	INAMED Corp. **		321,448
3,600	Martek Biosciences Corp. **		209,484
			816,161
	Electronics-13.6%
5,500	Broadcom Corp.**		164,560
4,900	Rockwell Automation Inc.		277,536
61,300	Solectron Corp.**		212,711
12,300	Texas Instruments, Inc.		313,527
			968,334
	Health & Hospitals-3.0%
3,600	Kinetic Concepts Inc. **		214,740

	Internet Services-3.8%
7,300	eBay Inc. **		271,998

	Networking-19.5%
24,400	Cisco Systems, Inc.**		436,516
33,500	EMC Corp.**		412,720
14,400	Juniper Networks, Inc.**		317,664
8,000	Network Appliance, Inc.**		221,280
			1,388,180
	Semi-conductors-13.4%
13,600	FormFactor Inc. **		307,904
11,800	Intel Corp.		274,114
3,700	Marvell Technology Group Ltd.**		371,898
			953,916
	Software-19.8%
7,100	Mercury Interactive Corp.**		336,398
17,500	Microsoft Corp.		422,975
33,300	Oracle Corp. **		415,584
10,000	VERITAS Software Corp.**		232,200
			1,407,157
	Telecommunications-11.7%
23,200	Avaya, Inc. **		270,976
8,300	Comcast Corp. **		280,374
4,900	NII Holdings Inc. **		281,750
			833,100

	Total Common Stock (cost-$7,621,101)		7,616,756

	Total Investments (cost-$7,621,101)	107.0%	7,616,756
	Liabilities in excess of other assets	(7.0)	(495,483)
	Net Assets	100.0%	$7,121,273

*      Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity if their original term to maturity exceeded 60 days. Portfolio securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

**   Non-income producing security.

Premier VIT (f/k/a PIMCO Advisors VIT)

OpCap Renaissance Portfolio

Schedule of Investments

March 31, 2005

(unaudited)

Shares		Value*
	COMMON STOCK - 89.8%
	Automotive - 3.6%
36,100	Navistar International Corp.**	$1,314,040
17,500	Visteon Corp.	99,925
		1,413,965
	Banking - 3.0%
13,000	Bank of America Corp.	573,300
8,700	Zions Bancorp	600,474
		1,173,774
	Chemicals - 3.3%
50,986	Crompton Corp.	744,395
5,300	Huntsman Corp. **	123,596
11,405	Lyondell Chemical Co.	318,428
7,700	Mosaic Co. **	131,362
		1,317,781
	Consulting Services - 1.5%
67,300	BearingPoint, Inc.**	590,221

	Consumer Products - 1.1%
10,000	Avon Products, Inc.	429,400

	Containers & Packing - 0.9%
22,000	Smurfit-Stone Container Corp.**	340,340

	Diversified Manufacturing - 3.9%
6,100	Parker Hannifin Corp.	371,612
34,300	Tyco International Ltd.	1,159,340
		1,530,952
	Drugs & Medical Products - 4.5%
8,800	Beckman Coulter Inc.	584,760
24,100	Bristol-Myers Squibb Co.	613,586
7,000	Covance Inc. **	333,270
37,000	Input/Output, Inc. **	238,650
		1,770,266
	Electronics - 8.7%
27,400	Arrow Electronics, Inc.**	694,590
43,000	Avnet, Inc.**	792,060
12,000	Gentex Corp.	382,800
20,000	Jabil Circuit Inc.**	570,400
99,000	Sanmina-SCI Corp.**	516,780
129,100	Solectron Corp.**	447,977
		3,404,607
	Energy - 0.9%
8,000	Exelon Corp.	367,120

	Financial Services - 9.0%
8,000	American Express Co.	410,960
8,200	Citigroup Inc.	368,508
7,000	Fannie Mae	381,150
7,400	Freddie Mac	467,680
42,000	JPMorgan Chase & Co.	1,453,200
6,600	Merrill Lynch & Co., Inc.	373,560
3,000	Piper Jaffray Co.**	109,770
		3,564,828

	Financing - 1.9%
19,600	CIT Group Inc.	744,800

	Health & Hospitals - 3.3%
3,400	Amgen Inc.**	197,914
10,000	Laboratory Corp. of America Holdings **	482,000
52,700	Tenet Healthcare Corp.**	607,631
		1,287,545
	Industrial Manufacturing - 0.4%
4,000	York International Corp.	156,720

	Insurance - 5.7%
23,300	American Equity Investment Life Holding Co.	298,007
32,000	Aon Corp.	730,880
13,300	Conseco Inc. **	271,586
5,600	Hartford Financial Services Group Inc.	383,936
7,900	Old Republic International Corp.	183,991
9,700	PMI Group, Inc.	368,697
		2,237,097
	Investment Companies - 3.6%
4,000	iShares S&P 500/Barra Value Index Fund	243,800
5,000	iShares Russell 1000 Value Index Fund	329,050
7,300	Standard & Poor’s Depository Receipts Trust Series 1	861,108
		1,433,958
	Machinery - 0.4%
6,700	Flowserve Corp. **	173,329

	Manufacturing - 1.0%
5,800	Eaton Corp.	379,320
1,300	Novelis, Inc.	28,496
		407,816
	Measuring Instruments - 0.3%
4,400	Thermo Electron Corp. **	111,276

	Medical Research - 1.0%
8,500	Charles River Laboratories Int’l Inc. **	399,840

	Metals & Mining - 1.1%
11,500	Alcan, Inc.	436,080

	Multi-Media - 2.9%
59,414	Liberty Media Corp.**	616,123
11,732	Liberty Media International, Inc. **	513,158
		1,129,281
	Oil & Gas - 6.0%
5,800	ConocoPhillips	625,472
10,400	Exxon Mobil Corp.	619,840
8,200	Nabors Industries Ltd.**	484,948
4,200	National-Oilwell Varco Inc. **	196,140
12,000	XTO Energy Inc.	394,080
15,000	Yukos ADR **	33,000
		2,353,480
	Paper Products - 2.5%
101,500	Abitibi-Consolidated, Inc.	469,945
14,000	Bowater, Inc.	527,380
		997,325
	Printing/Publishing - 1.0%
9,800	Tribune Co.	390,726

	Real Estate - 0.3%
15,000	La Quinta Corp. **	127,500

	Retail - 7.6%
13,000	AnnTaylor Stores Corp. **	332,670
5,400	Claire’s Stores, Inc.	124,416
19,300	J.C. Penney Co., Inc.	1,002,056
38,600	United Rentals, Inc.	780,106
15,000	Wal-Mart Stores, Inc.	751,650
		2,990,898
	Semi-conductors - 0.9%
24,700	Kulicke and Soffa Industries, Inc.**	155,363
14,200	Teradyne, Inc.**	207,320
		362,683
	Telecommunications - 0.6%
16,000	Hutchinson Telecommunications Int’l Ltd.**	226,080

	Tobacco - 0.8%
9,737	Loews Corp.-Carolina Group	322,295

	Transportation - 2.4%
41,200	Swift Transportation Co., Inc.**	912,168
1,800	Trinity Industries, Inc.	50,706
		962,874

	Utilities - 4.7%
32,000	AES Corp.*		524,160
35,500	Allegheny Energy, Inc.**		733,430
7,200	Cinergy Corp.		291,744
26,000	Reliant Energy, Inc.**		295,880
			1,845,214
	Waste Disposal - 1.0%
56,400	Allied Waste Industries, Inc.*		412,284

	Total Common Stock (cost-$34,561,255)		35,412,355

	FOREIGN COMMON STOCK - 6.1%
	Canada -2.6%
	Diversified Manufacturing - 1.9%
340,000	Bombardier, Inc.		758,897

	Forestry - 0.7%
54,500	Tembec, Inc.**		261,315
	Total Canada		1,020,212

	France -1.3%
	Drugs & Medical Products - 1.9%
6,000	Sanofi-Aventis**		506,121

	Japan -0.2%
	Banking - 0.2%
11,600	Shinsei Bank Ltd.**		65,992

	United Kingdom -2.0%
	Advertising - 2.0%
71,000	WPP Group plc **		807,853

	Total Foreign Common Stock (cost-$2,520,888)		2,400,178

	Total Investments (cost-$37,082,143)	95.9%	37,812,533
	Other assets less liabilities.	4.1	1,614,518
	Net Assets	100.0%	$39,427,051

*      Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value, Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price: if there are no such reported sales, securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity if their original term to maturity exceeded 60 days. Portfolio securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

**   Non-income producing security

ADR - American Depository Receipt

Premier VIT (f/k/a PIMCO Advisors VIT)

NFJ Dividend Value Portfolio

Schedule of Investments

March 31, 2005

(unaudited)

Shares		Value*
	COMMON STOCK-9.1%
	Apparel-1.9%
450	V. F. Corp.	$26,613

	Automotive-2.8%
1,325	General Motors Corp.	38,942

	Banking-12.8%
600	Bank of America Corp.	26,460
1,600	KeyCorp	51,920
1,450	Regions Financial Corp.	46,980
1,300	Washington Mutual, Inc.	51,350
		176,710

	Business Services-2.0%
700	Deluxe Corp.	27,902

	Chemicals-2.5%
700	Dow Chemical Co.	34,895

	Computers-2.1%
1,300	Hewlett-Packard Co.	28,522

	Consumer Products-1.6%
500	Stanley Works	22,635

	Financial Services-3.6%
500	J.P. Morgan Chase & Co.	22,490
475	Morgan Stanley	27,194
		49,684

	Food & Beverage-3.3%
	Albertson’s, Inc.	21,682
900	ConAgra Foods, Inc.	24,318
		46,000

	Household Durables-4.4%
900	Whirlpool Corp.	60,957

	Insurance-5.0%
500	Jefferson-Pilot Corp.	24,525
500	Lincoln National Corp.	22,570
600	St. Paul Travelers Co’s., Inc.	22,038
		69,133

	Metals & Mining-2.3%
800	Freeport-McMoRan Copper & Gold, Inc.	31,688

	Oil & Gas-16.4%
550	ChevronTexaco Corp.	32,071
300	ConocoPhillips	32,352

500	Kerr-McGee Corp.		39,165
600	Marathon Oil Corp.		28,152
450	Occidental Petroleum Corp.		32,026
500	PetroChina Co. Ltd -ADR		31,610
700	Petroleo Brasileiro S.A. - ADR		30,926
			226,302

	Paper Products-1.9%
400	Kimberly-Clark Corp.		26,292

	Pharmaceuticals-7.1%
550	GlaxoSmithKline plc		25,256
1,500	Merck & Co., Inc.		48,555
900	Pfizer, Inc.		23,643
			97,454
	Real Estate Investment Trusts-3.7%
450	Boston Properties, Inc.		27,103
800	Duke Realty Corp.		23,880
			50,983
	Retail-6.8%
950	Limited Brands, Inc.		23,085
1,900	May Department Stores Co.		70,338
			93,423
	Telecommunications-6.0%
500	ALLTEL Corp.		27,425
1,500	AT&T Corp.		28,125
750	Verizon Communications, Inc.		26,625
			82,175
	Tobacco-4.9%
500	Altria Group, Inc.		32,695
425	R.J. Reynolds Tobacco Holdings, Inc.		34,251
			66,946
	Utilities-8.0%
550	DTE Energy Company		25,014
600	KeySpan Corp.		23,382
700	Progress Energy, Inc.		29,365
800	Sempra Energy		31,872
			109,633

	Total Common Stock (cost-$1,185,155)		1,366,889

	Total Investments (cost-$1,185,155)	99.1%	1,366,889
	Other assets less liabilities	0.9	12,842
	Net Assets	100.0%	$1,379,731

*      Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Portfolio securities for which market quotations are not readily available or if development/event occurs that may significantly impact the value of a security, may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 pm Eastern Time) on the New York Stock Exchange.

ADR - American Depositary Receipt

Premier VIT (f/k/a PIMCO Advisors VIT)

NFJ Small Cap Value Portfolio

Schedule of Investments

March 31, 2005

(unaudited)

Shares		Value*
	COMMON STOCK-94.9%
	Aerospace/Defense-2.6%
3,500	Cubic Corp.	$66,290
1,200	Curtiss-Wright Corp.	68,400
		134,690
	Air-Conditioning/Refrigeration-1.2%
3,000	Lennox International, Inc.	65,760

	Apparel/Textiles-1.6%
2,000	Kellwood Co.	57,580
1,450	Russell Corp.	26,216
		83,796
	Banking-7.0%
2,350	AMCORE Financial, Inc.	66,388
3,050	BancorpSouth, Inc.	62,952
2,450	Commercial Federal Corp.	67,743
3,093	Old National Bancorp	62,788
2,750	Susquehanna Bancshares, Inc.	67,045
1,639	Washington Federal, Inc.	38,205
		365,121
	Building/Construction-0.6%
750	Chicago Bridge & Iron Co. N.V.	33,022

	Business Services-1.3%
3,900	Ennis, Inc.	65,988

	Chemicals-1.3%
800	Lubrizol Corp.	32,512
1,900	Methanex Corp.	36,917
		69,429
	Consumer Products-1.3%
2,050	WD-40 Co.	66,604

	Diversified Manufacturing-6.4%
2,300	Acuity Brands, Inc.	62,100
850	Barnes Group, Inc.	23,094
2,300	Crane Co.	66,217
600	Harsco Corp.	35,766
1,100	Lancaster Colony Corp.	46,805
3,000	Sensient Technologies Corp.	64,680
700	Teleflex, Inc.	35,826
		334,488

	Drugs & Medical Products-4.2%
1,850	Arrow International, Inc.	63,547
1,500	Invacare Corp.	66,945
500	Landauer, Inc.	23,770
3,500	Perrigo Co.	67,025
		221,287

	Electronics-1.3%
3,600	ArvinMeritor, Inc.	55,692
950	Methode Electronics, Inc.	11,504
		67,196
	Energy-3.0%
3,050	Cleco Corp.	64,965
1,300	Peoples Energy Corp.	54,496
850	UGI Corp.	38,607
		158,068
	Food Services-3.5%
1,950	Bob Evans Farms, Inc.	45,728
600	Chiquita Brands International, Inc.	16,068
1,400	Corn Products International, Inc.**	36,386
2,250	Fresh del Monte Produce, Inc.	68,670
400	Sanderson Farms, Inc.	17,284
		184,136
	Forestry-1.0%
500	Potlatch Corp.	23,535
700	Universal Forest Products, Inc.	27,195
		50,730
	Health & Personal Care-1.2%
2,750	West Pharmaceutical Services, Inc.	65,725

	Household Products-0.5%
1,350	Libbey, Inc.	28,350

	Industrial Manufacturing-2.4%
2,800	Valmont Industries, Inc.	62,496
1,700	York International Corp.	66,606
		129,102
	Industrial Materials-0.7%
2,000	RPM International, Inc.	36,560

	Insurance-4.9%
1,400	AmerUs Group Co.	66,150
1,575	Delphi Financial Group, Inc.	67,725
1,200	LandAmerica Financial Group, Inc.	60,036
2,850	Scottish Re Group Ltd.	64,182
		258,093
	Leisure-1.2%
3,350	Intrawest Corp.	64,086

	Machinery/Engineering-3.3%
2,050	Albany International Corp.	63,304
1,400	Lincoln Electric Holdings, Inc.	42,112
2,300	Regal-Beloit Corp.	66,217
		171,633

	Metals & Mining-6.4%
850	Arch Coal, Inc.	36,559
2,400	Commercial Metals Co.	81,336
2,500	Goldcorp, Inc.	35,525
9,200	IAMGOLD Corp.	56,488
600	IPSCO, Inc.	30,600
800	Massey Energy Co.	32,032
2,200	Mueller Industries, Inc.	61,930
		334,470
	Oil & Gas-14.5%
1,450	Atmos Energy Corp.	39,150
1,150	Berry Petroleum Co.	59,167
1,300	Cabot Oil & Gas Corp.	71,695
550	Energen Corp.	36,630
1,600	Holly Corp.	59,632
1,350	National Fuel Gas Co.	38,597
1,250	Northwest Natural Gas Co.	45,213
1,350	Penn Virginia Corp.	61,965
2,850	Range Resources Corp.	66,576
1,300	St. Mary Land & Exploration Co.	65,065
1,450	Vectren Corp.	38,628
1,050	Western Gas Resources, Inc.	36,172
2,150	WGL Holdings, Inc.,	66,564
2,300	World Fuel Services Corp.	72,450
		757,504
	Paper Products-1.2%
4,600	Rock-Tenn Co.	61,180

	Printing & Publishing-1.3%
1,600	Banta Corp.	68,480

	Real Estate Investment Trusts-7.4%
450	CBL & Associates Properties, Inc.	32,179
3,000	Equity One, Inc.	61,770
1,650	First Industrial Realty Trust, Inc.	62,420
1,750	Healthcare Realty Trust, Inc.	63,770
2,950	HRPT Properties Trust	35,134
3,050	Nationwide Health Properties, Inc.	61,641
1,350	New Plan Excel Realty Trust	33,899
850	Shurgard Storage Centers, Inc.	34,833
		385,646
	Recreation-0.3%
2,650	Sturm, Ruger & Co., Inc.	18,364

Shares			Value*
	Retail-6.1%
700	Brown Shoe Co. Inc.		$23,989
2,200	Burlington Coat Factory Warehouse Corp.		63,140
3,500	Casey’s General Stores, Inc.		62,895
1,100	Cato Corp.		35,475
2,900	Ruddick Corp.		67,135
1,800	Weis Markets, Inc.		66,366
			319,000
	Tobacco-1.3%
1,450	Universal Corp.		66,367

	Transportation-1.2%
650	Arkansas Best Corp.		24,557
950	Tidewater, Inc.		36,917
			61,474
	Trucking & Shipping-2.2%
700	Frontline Ltd.		34,300
120	Ship Finance International Ltd.		2,436
800	Teekay Shipping Corp.		35,960
900	USF Corp.		43,434
			116,130
	Utilities-1.2%
3,300	Duquesne Light Holdings, Inc.		59,136

	Wholesale Distribution-1.3%
2,450	Owens & Minor, Inc.		66,517

	Total Common Stock (cost-$4,649,282)		4,968,132

	Total Investments (cost-$4,649,282)	94.9%	4,968,132
	Other assets less liabilities	5.1	266,074
	Net Assets	100.0%	$5,234,206

*      Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Short-term investments maturing in sixty days or less are valued at amortized cost, if their original maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Portfolio securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold. The Portfolio’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange.

**   Non-income producing security.

Premier VIT (f/k/a PIMCO Advisors VIT)

OpCap Balanced Portfolio

Schedule of Investments

March 31, 2005

(unaudited)

Shares		Value*
	COMMON STOCK-71.1%
	Aerospace/Defense-1.6%
8,000	Boeing Co.	$467,680

	Automotive-0.8%
3,900	Harley-Davidson, Inc.	225,264

	Business Service-1.4%
10,600	ChoicePoint, Inc.**	425,166

	Computers-2.8%
21,700	Dell, Inc.**	833,714

	Consumer Products-0.8%
5,300	Avon Products, Inc.	227,582

	Drugs & Medical Products-3.8%
15,800	Boston Scientific Corp.**	462,782
15,800	Sanofi-Aventis SA ADR	668,972
		1,131,754
	Electronics-6.5%
23,700	Cadence Design Systems, Inc.**	354,315
48,000	Flextronics International Ltd.**	577,920
39,500	Texas Instruments, Inc.	1,006,855
		1,939,090
	Fiber Optics-0.1%
24,700	JDS Uniphase Corp.**	41,249

	Financial Services-4.6%
11,800	Citigroup Inc.	530,292
12,100	H&R Block Inc.	612,018
4,000	Merrill Lynch & Co., Inc.	226,400
		1,368,710
	Healthcare-1.5%
7,800	Amgen, Inc.**	454,038

	Insurance-13.6%
10,100	Ambac Financial Group, Inc.	754,975
23,700	American International Group, Inc.	1,313,217
15,800	Hartford Financial Services Group, Inc.	1,083,248
11,900	St. Paul Travelers Companies, Inc.	437,087
26,100	UnumProvident Corp.*	444,222
		4,032,749
	Leisure-3.5%
22,800	Royal Caribbean Cruises Ltd.	1,018,932

	Manufacturing-1.5%
7,000	Eaton Corp.	457,800

	Metals & Mining-3.1%
23,400	Inco Ltd.		931,320

	Multi-Media-1.0%
20,200	DIRECTV Group, Inc.**		291,284

	Networking-1.7%
27,900	Cisco Systems, Inc.**		499,131

	Oil & Gas-11.6%
12,100	BP plc		755,040
11,900	ChevronTexaco Corp.		693,889
16,000	ConocoPhillips		1,725,440
7,800	XTO Energy Inc.		256,152
			3,430,521
	Paper Products-2.0%
16,000	International Paper Co.		588,640

	Retail-8.0%
11,700	Kohl’s Corp.**		604,071
6,900	Office Depot, Inc.**		153,042
12,400	Tiffany & Co.		428,048
23,600	Wal-Mart Stores, Inc.		1,182,596
			2,367,757
	Telecommunications-1.2%
24,000	Nokia ADR		370,320

	Total Common Stock (cost-$19,888,011)		21,102,701

Principal Amount (000)		Credit Rating (Moody’s/S&P)
	CORPORATE BONDS & NOTES-20.4%
	Aerospace/Defense-1.3%
$25	Boeing Capital Corp., 6.50%, 2/15/12	A3/A	27,122
170	Northrop Grumman Corp., 4.08%, 11/16/06	Baa2/BBB	169,781
180	Raytheon Co., 6.75%, 8/15/07	Baa3/BBB-	189,387
			386,290
	Automotive-0.5%
130	DaimlerChrysler NA Holdings Corp., 6.40%, 5/15/06	A3/BBB	132,762
15	Ford Motor Co., 7.45%, 7/16/31	Baa1/BBB-	13,569
			146,331
	Banking-2.0%
175	KeyCorp., 2.75%, 2/27/07	A2/A-	170,044
170	U.S. Bank NA, 2.85%, 11/15/06	Aa1/AA-	166,844
250	World Savings Bank, 4.125%, 3/10/08	Aa3/AA-	247,747
			584,635

	Business Services-0.7%
40	Cendant Corp., 6.875%, 8/15/06	Baa1/BBB	41,400
170	FedEx Corp., 2.65%, 4/1/07	Baa2/BBB	164,738
			206,138
	Consumer Products-0.5%
165	Procter & Gamble Co., 3.50%, 12/15/08	Aa3/AA-	160,365

	Diversified Manufacturing-1.0%
170	General Dynamics Corp., 2.125%, 5/15/06	A2/A	166,614
120	Tyco International Group SA, 5.80%, 4/15/07	A1/A+	122,521
			289,135
	Drugs & Medical Products-0.6%
170	Bristol-Myers Squibb, Inc., 4.75%, 10/1/06	A1/A+	172,215

	Financial Services-3.9%
175	American Express Co., 5.50%, 9/12/06	A1/A+	178,554
150	Bear Stearns Co. Inc., 6.50%, 5/1/06	A1/A	153,934
50	CIT Group, Inc., 7.75%, 4/2/12	A2/A	57,833
160	Citigroup, Inc., 5.00%-6.00%, 3/6/07-2/21/12	Aa1/AA-	164,788
160	Credit Suisse First Boston USA, Inc., 5.75%, 4/15/07	Aa3/A+	164,634
75	Goldman Sachs Group, Inc., 5.70%, 9/1/12	Aa3/A+	77,213
190	J.P. Morgan Chase & Co., 5.25%, 5/30/07	Aa3/A+	193,744
175	Wachovia Corp., 4.95%, 11/1/06	Aa3/A+	177,181
			1,167,881
	Financing-1.9%
80	American Express Credit Corp., 3.00%, 5/16/08	Aa3/A+	76,647
190	ChevronTexaco Capital Co., 3.50%, 9/17/07	Aa2/AA	187,015
150	Duke Capital LLC, 4.30%, 5/18/06	Baa3/BBB-	150,225
55	General Electric Capital Corp., 6.00%, 6/15/12	Aaa/AAA	58,599
75	Household Finance Corp., 7.00%, 5/15/12	A1/A	83,605
			556,091
	Food & Beverage-2.9%
175	Coca-Cola Enterprises, Inc., 5.25%, 5/15/07	A2/A	178,589
180	General Mills, Inc., 2.625%, 10/24/06	Baa2/BBB+	175,934
180	Kellogg Co., 2.875%, 6/1/08	Baa1/BBB+	171,507
200	Kraft Foods, Inc., 4.625%, 11/1/06	A3/BBB+	201,310
120	Tyson Foods, Inc., 7.25%, 10/1/06	Baa3/BBB	125,208
			852,548
	Forestry-0.5%
100	Weyerhaeuser Co., 6.00%, 8/1/06	Baa2/BBB	163,996

	Metals & Mining-0.7%
210	Alcoa, Inc., 4.25%, 8/15/07	A2/A-	209,910

	Multi-Media-0.8%
25	News America Holdings, Inc., 9.25%, 2/1/13	Baa3/BBB-	31,201
100	Time Warner Inc., 8.11%, 8/15/06	Baa1/BBB+	104,769
100	Walt Disney Co., 5.375%, 6/1/07	Baa1/BBB+	101,717
			237,687
	Oil & Gas-0.9%
160	Marathon Oil Corp., 5.375%, 6/1/07	Baa1/BBB+	163,272
100	Valero Energy Corp., 6.125%, 4/15/07	Baa3/BBB	103,360
			266,632
	Retail-0.3%
90	CVS Corp., 3.875%, 11/1/07	A3/A-	88,702

	Telecommunications-1.2%
155	SBC Communications, Inc., 5.75%, 5/2/06	A2/A	157,832
150	Motorola, Inc., 4.61%, 11/16/07	Baa3/BBB	150,391
50	Verizon Global Funding Corp., 7.375%, 9/1/12	A2/A+	56,722
			364,945
	Utilities-0.6%
180	Dominion Resources Inc., 3.66%, 11/15/06	Baa1/BBB+	178,594

	Waste Disposal-0.1%
25	Waste Management, Inc., 6.50%, 11/15/08	Baa3/BBB	26,502

	Total Corporates Bonds & Notes (cost-$6,137,934)		6,058,597

	U.S. GOVERNMENT AGENCY SECURITIES-0.1%
25	Fannie Mae,
	6.25%, 2/1/11 (cost-$25,164)	Aa2/AA-	26,713

	U.S. TREASURY BONDS & NOTES-0.7%
220	2.625%, 3/15/09 (cost-$218,468)	Aaa/AAA	208,450

	SHORT-TERM INVESTMENTS-7.1%
	CORPORATE NOTES-4.4%
	Financial Services-0.6%
170	Merrill Lynch & Co., 6.15%, 1/26/06	Aa3/A+	172,973

	Financing-2.1%
75	Ford Motor Credit Co., 6.125%, 1/9/06	A3/BBB-	75,684
100	General Electric Capital Corp., 5.35%, 3/30/06	Aaa/AAA	101,335
145	General Motors Acceptance Corp., 6.75%, 1/15/06	Baa3/BBB-	146,010
190	International Lease Finance Corp., 4.00%, 1/17/06	A1/AA-	190,136
120	John Deere Capital Corp., 3.125%, 12/15/05	A3/A-	119,490
			632,655
	Multi-Media-0.6%
160	Viacom, Inc., 6.40%, 1/30/06	A3/A-	163,077

	Retail-0.5%
155	Safeway, Inc., 6.15%, 3/1/06	Baa2/BBB	157,761

	Telecommunications-0.6%
90	AT&T Wireless Services, Inc., 7.35%, 3/1/06	Baa2/A	92,794
90	Verizon Global Funding Corp., 6.75%, 12/1/05	A2/A+	91,763
			184,557

	Total Corporate Notes (cost-$1,322,588)		1,311,023

	REPURCHASE AGREEMENT-2.7%
785	State Street Bank & Trust Co., dated 3/31/05, 2.40% due 4/1/05, proceeds: $785,052; collateralized by Fannie Mae, 5.75%, 2/15/08, valued at $802,177 with accrual interest (cost-$785,000)		785,000

	Total Short-Term Investments (cost-$2,107,588)		2,096,023

	Total Investments (cost-$28,377,165)	99.4%	29,492,484
	Other assets less liabilities	0.6	174,389
	Net Assets	100.00%	$29,666,873

*                 Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.  Portfolio securities other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, securities are valued at their last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  Debt securities (other than short-term obligations) are valued each business day by an independent pricing service using methods which include information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  Short-term investments maturing in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity if their original term to maturity exceeded 60 days.  Portfolio securities and other financial instruments for which market quotations are not readily available are fair or if a development/event occurs that may significantly impact the value of a security, may be fair-valued pursuant in good faith to guidelines established by the Board of Trustees.  The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold.  The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.  The Portfolio’s net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange

**          Non-income producing security.

ADR	-	American Depositary Receipt.

Item 2. Controls and Procedures

a)         The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)    There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Premier VIT (f/k/a PIMCO Advisors VIT)

By	/s/ Brian S. Shlissel
Chief Executive Officer, President & Trustee

Date: May 27, 2005

By	/s/ Lawrence G. Altadonna
Treasurer

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
Chief Executive Officer, President & Trustee

Date: May 27, 2005

By	/s/ Lawrence G. Altadonna
Treasurer

Date: May 27, 2005